Consolidated Statements of Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Treasury stock CNY	Warrants CNY	Common shares CNY	Convertible preferred stock CNY	Additional paid-in capital CNY	Reserves CNY	Retained earnings CNY	Accumulated Other Comprehensive Income CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2009	(4,620)	6,232	605		281,106	31,451	609,941	3,339		928,054
Balance (in shares) at Dec. 31, 2009	(231,306)		16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							90,004			90,004
Transfer to reserves						37,656	(37,656)
Cash dividends distributed $0.12, $0.14, $0.18 per share for 31 December 2010, 2011 and 2012 Respectively							(15,431)			(15,431)
Exercise of stock options for cash	203									203
Exercise of stock options for cash (in shares)	4,000
Employees stock-based expenses					1,432					1,432
Currency translation adjustments								(968)		(968)
Balance at Dec. 31, 2010	(4,417)	6,232	605		282,538	69,107	646,858	2,371		1,003,294
Balance (in shares) at Dec. 31, 2010	(227,306)		16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							154,139			154,139
Transfer to reserves						16,214	(16,214)
Cash dividends distributed $0.12, $0.14, $0.18 per share for 31 December 2010, 2011 and 2012 Respectively							(14,627)			(14,627)
Exercise of stock options for cash
Exercise of stock options for cash (in shares)
Employees stock-based expenses					2,398					2,398
Currency translation adjustments								(5,415)		(5,415)
Balance at Dec. 31, 2011	(4,417)	6,232	605		284,936	85,321	770,156	(3,044)		1,139,789
Balance (in shares) at Dec. 31, 2011	(227,306)		16,395,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							88,493		14,062	88,493
Expired Warrants		(6,232)			6,232
Cash dividends distributed $0.12, $0.14, $0.18 per share for 31 December 2010, 2011 and 2012 Respectively							(18,324)			(18,324)
Exercise of stock options for cash	135									135
Exercise of stock options for cash (in shares)	12,000
Employees stock-based expenses					2,556					2,556
Currency translation adjustments								(460)	(73)	(460)
Balance at Dec. 31, 2012	(4,282)		605		293,724	85,321	840,325	(3,504)	$ 192,859	1,212,189
Balance (in shares) at Dec. 31, 2012	(215,306)		16,395,456